STOCKHOLDER'S EQUITY	3 Months Ended
Mar. 31, 2014
STOCKHOLDER'S EQUITY
STOCKHOLDER'S EQUITY	5. STOCKHOLDER'S EQUITY The Parent received 100,000,000 shares of Fantex's common stock in exchange for services provided for the benefit of Fantex of $10,000.